UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                     811-1

                      (Investment Company Act File Number)


                      Federated Stock and Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS





FEDERATED STOCK AND BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT         VALUE IN
                                 U.S. DOLLARS

                     STOCKS - 51.0%
                     COMMON STOCKS--51.0%
                     CONSUMER DISCRETIONARY--4.6%
        66,000       Family Dollar Stores, Inc.                                                                        $   1,912,020
        41,600       Hilton Hotels Corp.                                                                                   1,468,480
        65,950       McDonald's Corp.                                                                                      2,883,334
       118,800       Staples, Inc.                                                                                         3,091,176
        53,600       Target Corp.                                                                                          3,298,008
                        TOTAL                                                                                             12,653,018
                     CONSUMER STAPLES--5.6%
        44,300       Altria Group, Inc.                                                                                    3,733,604
        31,600       Diageo PLC, ADR                                                                                       2,508,724
        67,300       Kellogg Co.                                                                                           3,359,616
       120,100       Unilever N.V., ADR                                                                                    3,118,997
        53,800       Wal-Mart Stores, Inc.                                                                                 2,598,540
                        TOTAL                                                                                             15,319,481
                     ENERGY--5.1%
        46,800       Exxon Mobil Corp.                                                                                     3,354,624
            11     1  NRG Energy, Inc.                                                                                           729
        47,500       Schlumberger Ltd.                                                                                     2,983,000
        30,300     1  Transocean Sedco Forex, Inc.                                                                         2,323,404
        68,000     1  Weatherford International, Inc.                                                                      2,730,200
        48,900       XTO Energy, Inc.                                                                                      2,526,174
                        TOTAL                                                                                             13,918,131
                     FINANCIALS--7.7%
        42,900       Ace, Ltd.                                                                                             2,409,264
        84,600       American International Group, Inc.                                                                    5,676,660
         1,000       Arcadia Financial Ltd. - Warrants                                                                             0
        19,600       Barclays PLC, ADR                                                                                     1,147,188
        20,300       Merrill Lynch & Co., Inc.                                                                             1,698,704
        34,900       Morgan Stanley                                                                                        2,614,708
        20,300       Prudential Financial                                                                                  1,846,082
       100,900       U.S. Bancorp                                                                                          3,598,094
        39,900       Wachovia Corp.                                                                                        2,209,263
                        TOTAL                                                                                             21,199,963
                     HEALTH CARE--8.7%
        76,700       Abbott Laboratories                                                                                   4,189,354
        48,200       Cardinal Health, Inc.                                                                                 3,378,338
        35,400     1  Cephalon, Inc.                                                                                       2,516,232
        31,400     1  Genentech, Inc.                                                                                      2,649,218
        22,241     1  Isis Pharmaceuticals, Inc.                                                                             202,838
        30,900       McKesson HBOC, Inc.                                                                                   1,722,984
        94,700     1  Medimmune, Inc.                                                                                      3,021,877
        27,700     1  Sepracor, Inc.                                                                                       1,455,912
        43,300       Shire PLC, ADR                                                                                        2,791,551
        39,700       Wyeth                                                                                                 1,942,124
                        TOTAL                                                                                             23,870,428
                     INDUSTRIALS--5.9%
        81,000     1  AGCO Corp.                                                                                           2,936,250
        61,988     1  Foster Wheeler Ltd.                                                                                  3,426,697
        45,200       Northrop Grumman Corp.                                                                                3,247,620
        72,800       Trinity Industries, Inc.                                                                              3,046,680
        11,700       United Technologies Corp.                                                                               767,871
        85,800       Waste Management, Inc.                                                                                2,921,490
                        TOTAL                                                                                             16,346,608
                     INFORMATION TECHNOLOGY--6.2%
       111,400     1  Cadence Design Systems, Inc.                                                                         2,221,316
       142,400     1  Cisco Systems, Inc.                                                                                  3,693,856
       153,100     1  Corning, Inc.                                                                                        3,158,453
       139,700       EMC Corp. Mass                                                                                        1,948,815
         1,400     1  Google Inc.                                                                                            629,230
        25,800       Hewlett-Packard Co.                                                                                   1,016,004
        17,800       International Business Machines Corp.                                                                 1,655,578
        99,900       Microsoft Corp.                                                                                       2,814,183
                        TOTAL                                                                                             17,137,435
                     MATERIALS--3.4%
       102,400       Alcoa, Inc.                                                                                           3,421,184
        35,300       Praxair, Inc.                                                                                         2,177,657
        17,400       Rio Tinto PLC, ADR                                                                                    3,769,884
                        TOTAL                                                                                              9,368,725
                     TELECOMMUNICATION SERVICES--2.1%
        72,400       AT&T, Inc.                                                                                            2,664,320
        80,000       Verizon Communications                                                                                2,994,400
                        TOTAL                                                                                              5,658,720
                     UTILITIES--1.7%
        50,600       Consolidated Edison Co.                                                                               2,458,148
        17,500       FirstEnergy Corp.                                                                                     1,094,975
        30,600       SCANA Corp.                                                                                           1,276,938
                        TOTAL                                                                                              4,830,061
                        TOTAL COMMON STOCKS (IDENTIFIED COST $120,473,110)                                               140,302,570
                     ASSET--BACKED SECURITIES--0.8%
  $     77,309   2,3  125 Home Loan Owner Trust 1998-1A B1, 9.26%, 2/15/2029                                                  77,309
       800,000       Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049                                  808,063
       102,932       Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026                      101,177
       900,000       Credit Suisse Mortgage Capital Certificate 2006-C4 AAB, 5.439%, 9/15/2039                               910,998
       315,000       Morgan Stanley Capital I 2006-IQ12 A4, 5.319%, 12/15/2043                                               316,339
                        TOTAL ASSET--BACKED SECURITIES (IDENTIFIED COST $2,204,730)                                        2,213,886
                     COLLATERALIZED MORTGAGE OBLIGATIONS--0.8%
       550,000       CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040                              550,935
           975       Federal Home Loan Mortgage Corp. REMIC 1610 PM, 6.250%, 4/15/2022                                           973
       622,356       Federal National Mortgage Association REMIC 2002-52 FG, 5.820%, 9/25/2032                               629,330
       423,605       Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%, 9/13/2045                                              412,039
         8,943   2,3  SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027                                             7,065
       192,834       Washington Mutual 2003-AR4 A6, 3.423%, 5/25/2033                                                        190,171
       334,840       Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%, 12/25/2033                       331,052
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          2,121,565
                        (IDENTIFIED COST $2,148,648)
                     CORPORATE BONDS--8.9%
                     BASIC INDUSTRY - METALS & MINING--0.3%
        80,000       Alcan, Inc., 5%, 6/1/2015                                                                                77,754
        70,000       Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                       70,966
       110,000       BHP Finance (USA), Inc., 5%, 12/15/2010                                                                 110,003
       120,000       Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035                                               115,637
       100,000       Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                               101,386
       100,000       Vale Overseas Limited, 6.875%, 11/21/2036                                                               105,875
       200,000   2,3  Xstrata Finance Canada L, Unsecd. Note, 5.5%, 11/16/2011                                               200,845
                        TOTAL                                                                                                782,466
                     BASIC INDUSTRY - PAPER--0.2%
       200,000       Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                              218,413
       150,000       Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                   133,125
       100,000       Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                               109,684
                        TOTAL                                                                                                461,222
                     CAPITAL GOODS - AEROSPACE & DEFENSE--0.1%
       110,000   2,3  BAE Systems Holdings, Inc., 5.2%, 8/15/2015                                                            108,472
       300,000       Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                            303,535
                        TOTAL                                                                                                412,007
                     CAPITAL GOODS - BUILDING MATERIALS--0.0%
        50,000       Masco Corp., 4.8%, 6/15/2015                                                                             46,761
                     CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.2%
       100,000       Emerson Electric Co., Note, 5%, 10/15/2008                                                               99,891
       250,000       General Electric Co., Note, 5%, 2/1/2013                                                                249,290
       140,000   2,3  Hutchison Whampoa Ltd., 6.5%, 2/13/2013                                                                148,195
        90,000   2,3  Textron Financial Corp., Jr. Sub. Note, 6%, 2/15/2067                                                   91,516
        80,000       Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                          84,828
                        TOTAL                                                                                                673,720
                     CAPITAL GOODS - ENVIRONMENTAL--0.1%
       150,000       Waste Management, Inc., 7.375%, 8/1/2010                                                                160,106
                     COMMUNICATIONS - MEDIA & CABLE--0.2%
        75,000       AT&T Broadband, Company Guarantee, 8.375%, 3/15/2013                                                     86,817
       100,000       Comcast Corp., 7.05%, 3/15/2033                                                                         111,727
       100,000       Comcast Corp., Company Guarantee, 6.5%, 1/15/2017                                                       107,067
       110,000       Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                               108,564
                        TOTAL                                                                                                414,175
                     COMMUNICATIONS - MEDIA NONCABLE--0.1%
       250,000       British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                                             257,519
                     COMMUNICATIONS - TELECOM INTERNET--0.0%
        26,000       Insight Midwest LP, Sr. Note, 9.75%, 10/1/2009                                                           26,520
                     COMMUNICATIONS - TELECOM WIRELESS--0.2%
        75,000       AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011                                                 82,560
       130,000       AT&T Wireless Services,, 8.75%, 3/1/2031                                                                173,210
        90,000       America Movil S.A. de C.V, Note, 5.75%, 1/15/2015                                                        90,823
       120,000       Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                               146,912
        75,000       Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                            84,241
        20,000       Vodafone Group PLC, 5.35%, 2/27/2012                                                                     20,151
        90,000       Vodafone Group PLC, Note, 5.625%, 2/27/2017                                                              90,187
                        TOTAL                                                                                                688,084
                     COMMUNICATIONS - TELECOM WIRELINES--0.1%
        30,000       Embarq Corp., 6.738%, 6/1/2013                                                                           31,183
       100,000       GTE Corp, Deb., 7.51%, 4/1/2009                                                                         104,681
        75,000       Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                      83,495
       100,000       Telefonos de Mexico, Note, 4.5%, 11/19/2008                                                              98,675
                        TOTAL                                                                                                318,034
                     CONSUMER CYCLICAL - AUTOMOTIVE--0.3%
       200,000       DaimlerChrysler North Am, Note, 4.875%, 6/15/2010                                                       197,622
       350,000       DaimlerChrysler North Am, Unsecd. Note, 4.05%, 6/4/2008                                                 344,730
       135,000       DaimlerChrysler North America Holding Corp., 6.5%, 11/15/2013                                           141,894
        60,000       General Motors Acceptance, 8%, 11/1/2031                                                                 66,348
        25,000       General Motors Acceptance, Note, 5.125%, 5/9/2008                                                        24,689
       130,000   2,3  Nissan Motor Acceptance, Sr. Unsecd. Note, 5.625%, 3/14/2011                                           131,084
                        TOTAL                                                                                                906,367
                     CONSUMER CYCLICAL - ENTERTAINMENT--0.1%
       100,000       Disney Co., Note, 5.7%, 7/15/2011                                                                       102,712
        20,000       International Speedway C, 4.2%, 4/15/2009                                                                19,535
        80,000       International Speedway C, 5.4%, 4/15/2014                                                                78,579
        75,000       Time Warner, Inc., 5.5%, 11/15/2011                                                                      75,983
                        TOTAL                                                                                                276,809
                     CONSUMER CYCLICAL - LODGING--0.0%
        50,000   2,3  Wyndham Worldwide Corp., Sr. Unsecd. Note, 6%, 12/1/2016                                                50,154
                     CONSUMER CYCLICAL - RETAILERS--0.2%
       225,257   2,3  CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                          216,671
        60,000       Costco Wholesale Corp., 5.3%, 3/15/2012                                                                  60,782
        70,000       Target Corp., Note, 5.875%, 7/15/2016                                                                    73,213
       250,000       Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008                                                  244,098
                        TOTAL                                                                                                594,764
                     CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.2%
        90,000       Anheuser-Busch Cos., Inc., Sr. Note, 5.6%, 3/1/2017                                                      91,669
        70,000       Bottling Group, LLC, Note, 5.5%, 4/1/2016                                                                71,217
        60,000       General Mills, Inc., Note, 5.7%, 2/15/2017                                                               60,868
       125,000       Kraft Foods, Inc., Note, 5.25%, 10/1/2013                                                               124,739
        40,000       Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                                 41,848
        90,000   2,3  SABMiller PLC, Note, 6.2%, 7/1/2011                                                                     93,353
                        TOTAL                                                                                                483,694
                     CONSUMER NON-CYCLICAL HEALTH CARE--0.1%
        60,000       Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                       58,638
        90,000       Quest Diagnostic, Inc., 5.45%, 11/1/2015                                                                 87,655
                        TOTAL                                                                                                146,293
                     CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.2%
       100,000       Genentech, Inc., Note, 4.75%, 7/15/2015                                                                  96,998
       100,000       Pharmacia Corp., Sr. Deb., 6.5%, 12/1/2018                                                              110,841
       400,000       Wyeth, Unsecd. Note, 5.5%, 2/1/2014                                                                     406,665
                        TOTAL                                                                                                614,504
                     CONSUMER NON-CYCLICAL SUPERMARKETS--0.0%
        80,000       Fred Meyer Inc., Company Guarantee, 7.45%, 3/1/2008                                                      81,596
                     CONSUMER NON-CYCLICAL TOBACCO--0.1%
        65,000       Altria Group, Inc., 5.625%, 11/4/2008                                                                    65,451
        75,000       Altria Group, Inc., Note, 7%, 11/4/2013                                                                  82,273
                        TOTAL                                                                                                147,724
                     ENERGY - INDEPENDENT--0.1%
       120,000       Anadarko Petroleum Corp., 5.95%, 9/15/2016                                                              121,871
       120,000       Canadian Natural Resource, 4.9%, 12/1/2014                                                              116,039
        25,000       Pemex Project Funding Master, 5.75%, 12/15/2015                                                          24,895
       108,300   2,3  Ras Laffan Liquified Nat, 3.437%, 9/15/2009                                                            105,722
                        TOTAL                                                                                                368,527
                     ENERGY - INTEGRATED--0.3%
        60,000       Conoco, Inc., Sr. Note, 6.95%, 4/15/2029                                                                 69,741
       100,000       ConocoPhillips Australia, 5.5%, 4/15/2013                                                               102,169
       500,000       Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028                                                      524,166
        35,000       Petro-Canada, Deb., 7%, 11/15/2028                                                                       38,213
       100,000   2,3  Qatar Petroleum, 5.579%, 5/30/2011                                                                     101,065
       100,000   2,3  Statoil ASA, 5.125%, 4/30/2014                                                                          99,929
                        TOTAL                                                                                                935,283
                     ENERGY - OIL FIELD SERVICES--0.0%
        50,000       Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019                                                          56,916
                     FINANCIAL INSTITUTION - BANKING--1.6%
       100,000       Bank of America Corp., Sub. Note, 7.4%, 1/15/2011                                                       108,281
       100,000   2,3  Barclays Bank PLC, 5.926%, 12/31/2049                                                                  102,368
       120,000       Capital One Capital IV, 6.745%, 2/17/2037                                                               122,496
        80,000       Citigroup, Inc., Note, 5.125%, 5/5/2014                                                                  79,895
       300,000       Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         320,879
       165,000       Credit Suisse First Boston, Sr. Note, 5.5%, 8/16/2011                                                   168,156
    56,000,000       Eksportfinans, Bond, 1.8%, 6/21/2010                                                                    485,158
       200,000       First Union Institutional, Bond, 8.04%, 12/1/2026                                                       208,783
       100,000       HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035                                                    101,014
       160,000       HSBC Finance Corp., 4.75%, 4/15/2010                                                                    158,975
       200,000       HSBC Finance Corp., 5%, 6/30/2015                                                                       195,514
        60,000       HSBC USA, Inc., Sub. Note, 6.625%, 3/1/2009                                                              61,850
       100,000       Household Finance Corp., 6.4%, 6/17/2008                                                                101,573
        75,000       Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013                                                  73,023
       250,000       J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                   248,582
       250,000       Marshall & Ilsley Bank, Sr. Note, 4.4%, 3/15/2010                                                       245,867
       100,000       Northern Trust Corp., Sr. Note, 5.3%, 8/29/2011                                                         101,345
       200,000       PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                         200,492
        15,000       PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017                                                           15,300
       110,000       PNC Funding Corp., Sub. Note, 7.5%, 11/1/2009                                                           116,565
        70,000       Popular North America, 5.65%, 4/15/2009                                                                  70,481
       477,778   2,3  Regional Diversified Funding, 9.25%, 3/15/2030                                                         549,687
       100,000       Sovereign Bancorp, Inc., Sr. Note, 4.8%, 9/1/2010                                                        98,585
       100,000       US BANK N.A., 6.3%, 2/4/2014                                                                            106,557
       210,000       Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                         204,584
       100,000       Zions Bancorp, Sub. Note, 5.5%, 11/16/2015                                                              100,146
                        TOTAL                                                                                              4,346,156
                     FINANCIAL INSTITUTION - BROKERAGE--0.8%
       190,000       Amvescap PLC, Note, 4.5%, 12/15/2009                                                                    186,629
       250,000       Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                 241,800
       250,000   2,3  FMR Corp., 4.75%, 3/1/2013                                                                             244,897
       250,000       Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                            261,793
       250,000       Goldman Sachs Group, Inc., 6.6%, 1/15/2012                                                              265,874
        80,000       Goldman Sachs Group, Inc., Note, 4.125%, 1/15/2008                                                       79,294
       250,000       Lehman Brothers Holdings, 7.875%, 8/15/2010                                                             272,516
        60,000       Lehman Brothers Holdings, Note, 4.8%, 3/13/2014                                                          58,551
       100,000       Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008                                                     102,115
       250,000       Morgan Stanley Group, In, 5.3%, 3/1/2013                                                                252,412
        75,000       Morgan Stanley, Note, 3.875%, 1/15/2009                                                                  73,616
        30,000       Nuveen Investments, 5%, 9/15/2010                                                                        29,748
        30,000       Nuveen Investments, 5.5%, 9/15/2015                                                                      29,586
                        TOTAL                                                                                              2,098,831
                     FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.3%
       200,000       American International Group, Inc., Sr. Note, 4.7%, 10/1/2010                                           197,768
       200,000       Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                           196,558
        75,000       General Electric Capital, Note, 6.125%, 2/22/2011                                                        77,979
        30,000       General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032                                       34,911
        30,000       Heller Financial, Inc., Note, 7.375%, 11/1/2009                                                          31,744
        80,000       International Lease Finance Corp., 4.875%, 9/1/2010                                                      79,567
        90,000       Residential Capital Corp., 6%, 2/22/2011                                                                 89,510
       220,000       SLM Corp., Floating Rate Note, 12/15/2014                                                               193,997
                        TOTAL                                                                                                902,034
                     FINANCIAL INSTITUTION - INSURANCE - LIFE--1.3%
       200,000       AXA-UAP, Sub. Note, 8.6%, 12/15/2030                                                                    262,749
     1,250,000       Delphi Funding, 9.31%, 3/25/2027                                                                      1,309,378
       750,000   2,3  Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                                           799,041
       300,000   2,3  Pacific LifeCorp., Bond, 6.6%, 9/15/2033                                                               329,606
       750,000   2,3  Union Central Life Ins Co, Note, 8.2%, 11/1/2026                                                       845,094
                        TOTAL                                                                                              3,545,868
                     FINANCIAL INSTITUTION - INSURANCE - P&C--0.2%
        80,000       ACE INA Holdings Inc., Sr. Note, 5.7%, 2/15/2017                                                         81,529
        80,000       CNA Financial Corp., 6.5%, 8/15/2016                                                                     84,041
        50,000       Horace Mann Educators Co, Sr. Note, 6.85%, 4/15/2016                                                     52,425
       200,000   2,3  Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                             200,741
        10,000       The St. Paul Travelers C, Sr. Unsecd. Note, 5.5%, 12/1/2015                                              10,132
                        TOTAL                                                                                                428,868
                     FINANCIAL INSTITUTION - REITS--0.3%
       160,000       Archstone-Smith Trust, 5.625%, 8/15/2014                                                                162,503
        50,000       Health Care Property Inv, 5.95%, 9/15/2011                                                               50,962
        45,000       Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                                           46,755
       120,000       Prologis, Sr. Note, 5.5%, 4/1/2012                                                                      121,624
       250,000       Simon Property Group, Inc, 6.35%, 8/28/2012                                                             264,319
        60,000       Simon Property Group, Inc, Note, 7.75%, 1/20/2011                                                        65,396
                        TOTAL                                                                                                711,559
                     FOREIGN-LOCAL-GOVT--0.0%
        50,000       Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026                                                60,754
                     MUNICIPAL SERVICES--0.1%
       140,000   2,3  Army Hawaii Family Housing, 5.524%, 6/15/2050                                                          139,660
       100,000   2,3  Camp Pendleton & Quantico, 5.572%, 10/1/2050                                                            99,999
                        TOTAL                                                                                                239,659
                     SOVEREIGN--0.2%
    57,000,000       Interamer Dev Bk, 1.9%, 7/8/2009                                                                        493,533
        30,000       Mexico, Government of, Series MTNA, 6.75%, 9/27/2034                                                     32,853
                        TOTAL                                                                                                526,386
                     TECHNOLOGY--0.1%
       110,000       Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                             110,988
        40,000       Dell Computer Corp., Deb., 7.1%, 4/15/2028                                                               44,444
        60,000       Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.5%, 3/15/2011                                                60,621
        50,000       Hewlett-Packard Co., Note, 5.4%, 3/1/2017                                                                50,473
       150,000       Oracle Corp., Sr. Unsecd. Note, Series WI, 5%, 1/15/2011                                                149,987
                        TOTAL                                                                                                416,513
                     TRANSPORTATION - AIRLINES--0.1%
       255,000       Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                          283,372
                     TRANSPORTATION - RAILROADS--0.2%
       100,000       Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                    96,995
       200,000       Canadian Pacific RR, 6.25%, 10/15/2011                                                                  208,465
       110,000       Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                          116,119
       100,000       Union Pacific Corp., 4.875%, 1/15/2015                                                                   96,499
        45,000       Union Pacific Corp., Bond, 6.625%, 2/1/2029                                                              49,255
                        TOTAL                                                                                                567,333
                     UTILITY - ELECTRIC--0.4%
        50,000       Cleveland Electric Illum, Sr. Unsecd. Note, 5.95%, 12/15/2036                                            49,403
        50,000       Commonwealth Edison Co., FMB, 5.4%, 12/15/2011                                                           50,424
        40,000       Consolidated Edison Co., Sr. Unsecd. Note, 5.5%, 9/15/2016                                               40,901
       250,000       Consolidated Natural Gas, 5%, 12/1/2014                                                                 244,694
       260,000       Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                          267,904
       200,000       Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                             212,120
       120,000       MidAmerican Energy Co., 4.65%, 10/1/2014                                                                116,370
        60,000       PPL Energy Supply LLC, Sr. Unsecd. Note, 6%, 12/15/2036                                                  59,266
                        TOTAL                                                                                              1,041,082
                     UTILITY - NATURAL GAS DISTRIBUTOR--0.1%
       210,000       Atmos Energy Corp., 4%, 10/15/2009                                                                      204,294
                     UTILITY - NATURAL GAS PIPELINES--0.1%
       100,000       Kinder Morgan Energy Par, Sr. Unsecd. Note, 5.8%, 3/15/2035                                              95,760
        60,000       Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011                                                       63,201
                        TOTAL                                                                                                158,961
                        TOTAL CORPORATE BONDS (IDENTIFIED COST $24,029,523)                                               24,434,915
                     CORPORATE NOTES--0.0%
       125,000       Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $124,967)                              123,382
                     GOVERNMENT AGENCIES--1.9%
     1,100,000       Federal Home Loan Bank 4.625% 2/18/2011                                                               1,095,515
       415,000       Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032                                                      484,799
     1,800,000       Federal National Mortgage Association, 4.25%, 5/15/2009                                               1,779,740
     1,700,000       Federal National Mortgage Association, 4.375%, 3/15/2013                                              1,662,342
       100,000       Federal National Mortgage Association, 4.50%, 6/1/2010                                                   98,997
        40,000       Federal National Mortgage Association, 7.125%, 1/15/2030                                                 50,895
                        TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,152,439)                                             5,172,288
                     GOVERNMENTS/AGENCIES--0.6%
       600,000       Bundesobligation, 3.25%, Series 146, 4/9/2010                                                           779,956
       600,000       Bundesobligation, Bond, Series 147, 2.5%, 10/8/2010                                                     757,883
        75,000       United Mexican States, 6.625%, 3/3/2015                                                                  80,460
                        TOTAL GOVERNMENTS/AGENCIES (IDENDIFIED COST $1,585,448)                                            1,618,299
                     MORTGAGE--BACKED SECURITIES--0.7%
        62,982       Federal Home Loan Mortgage Corp. Pool A19963, 5.50%, 3/1/2034                                            62,555
        14,552       Federal Home Loan Mortgage Corp. Pool C00592, 7.00%, 3/1/2028                                            15,098
        11,538       Federal Home Loan Mortgage Corp. Pool C00896, 7.50%, 12/1/2029                                           11,987
        27,352       Federal Home Loan Mortgage Corp. Pool C17281, 6.50%, 11/1/2028                                           28,100
        27,886       Federal Home Loan Mortgage Corp. Pool C19588, 6.50%, 12/1/2028                                           28,648
         9,269       Federal Home Loan Mortgage Corp. Pool C25621, 6.50%, 5/1/2029                                             9,522
        40,385       Federal Home Loan Mortgage Corp. Pool C76361, 6.00%, 2/1/2033                                            40,922
       119,615       Federal Home Loan Mortgage Corp. Pool E01545, 5.00%, 15 Year, 1/1/2019                                  118,050
        29,617       Federal Home Loan Mortgage Corp. Pool E20252, 7.00%, 15 Year, 7/1/2011                                   30,272
         3,039       Federal Home Loan Mortgage Corp. Pool E77591, 6.50%, 7/1/2014                                             3,108
        30,869       Federal Home Loan Mortgage Corp. Pool E99510, 5.50%, 9/1/2018                                            30,963
        35,069       Federal Home Loan Mortgage Corp. Pool G01444, 6.50%, 8/1/2032                                            35,896
       205,932       Federal Home Loan Mortgage Corp. Pool G08010, 5.50%, 9/1/2034                                           204,537
        56,728       Federal Home Loan Mortgage Corp. Pool M90876, 4.00%, 11/1/2008                                           55,560
        24,700       Federal National Mortgage Association Pool 251697, 6.50%, 30 Year, 5/1/2028                              25,401
        54,055       Federal National Mortgage Association Pool 252334, 6.50%, 30 Year, 2/1/2029                              54,814
       132,726       Federal National Mortgage Association Pool 254720, 4.50%, 5/1/2018                                      128,848
       127,125       Federal National Mortgage Association Pool 254802, 4.50%, 7/1/2018                                      123,411
        53,650       Federal National Mortgage Association Pool 254905, 6.00%, 10/1/2033                                      54,272
       111,819       Federal National Mortgage Association Pool 255075, 5.50%, 2/1/2024                                      111,334
       136,301       Federal National Mortgage Association Pool 255079, 5.00%, 2/1/2019                                      134,539
         5,617       Federal National Mortgage Association Pool 303168, 9.50%, 30 Year, 2/1/2025                               6,310
         3,103       Federal National Mortgage Association Pool 323159, 7.50%, 4/1/2028                                        3,230
        24,215       Federal National Mortgage Association Pool 323640, 7.50%, 4/1/2029                                       25,202
         1,575       Federal National Mortgage Association Pool 323970, 7.00%, 15 Year, 10/1/2014                              1,627
        56,886       Federal National Mortgage Association Pool 428865, 7.00%, 6/1/2028                                       59,041
         5,693       Federal National Mortgage Association Pool 443215, 6.00%, 10/1/2028                                       5,780
         5,011       Federal National Mortgage Association Pool 511365, 7.00%, 8/1/2029                                        5,201
           531       Federal National Mortgage Association Pool 514184, 7.50%, 9/1/2029                                          552
       116,768       Federal National Mortgage Association Pool 545993, 6.00%, 11/1/2032                                     118,268
        45,533       Federal National Mortgage Association Pool 555272, 6.00%, 3/1/2033                                       46,146
        94,315       Federal National Mortgage Association Pool 713974, 5.50%, 7/1/2033                                       93,746
       125,913       Federal National Mortgage Association Pool 721502, 5.00%, 7/1/2033                                      122,504
         2,325       Government National Mortgage Association Pool 352214, 7.00%, 4/15/2023                                    2,423
        11,816       Government National Mortgage Association Pool 451522, 7.50%, 30 Year, 10/15/2027                         12,407
        25,980       Government National Mortgage Association Pool 462556, 6.50%, 2/15/2028                                   26,736
         1,246       Government National Mortgage Association Pool 462739, 7.50%, 5/15/2028                                    1,309
         1,899       Government National Mortgage Association Pool 464835, 6.50%, 9/15/2028                                    1,954
        14,909       Government National Mortgage Association Pool 469699, 7.00%, 11/15/2028                                  15,537
        19,908       Government National Mortgage Association Pool 486760, 6.50%, 12/15/2028                                  20,475
         3,825       Government National Mortgage Association Pool 780339, 8.00%, 30 Year, 12/15/2023                          4,061
        26,147       Government National Mortgage Association Pool 780453, 7.50%, 30 Year, 12/15/2025                         27,694
        22,813       Government National Mortgage Association Pool 780584, 7.00%, 30 Year, 6/15/2027                          23,802
                        TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $1,954,138)                                     1,931,842
                     U.S. TREASURY--8.7%
     1,738,608       U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016                                             1,785,908
     9,800,000 1,4,5  United States Treasury Bill, 5.14%, 4/5/2007                                                         9,751,695
     9,000,000 1,4,5  United States Treasury Bill, 5.035%, 5/24/2007                                                       8,894,580
     1,000,000       United States Treasury Bond, 4.50%, 2/15/2036                                                           969,453
       900,000       United States Treasury Bond, 6.25%, 8/15/2023                                                         1,049,243
     1,300,000       United States Treasury Note, 4.50%, 2/15/2016                                                         1,294,396
       170,000       United States Treasury PO Strip, 11/15/2018                                                              98,255
       190,000       United States Treasury PO Strip, 5/15/2020                                                              101,323
                        TOTAL U.S. TREASURY (IDENTIFIED COST $23,750,199)                                                 23,944,853
                     MUTUAL FUNDS--19.4%6
        85,334       Emerging Markets Fixed Income Core Fund                                                               1,818,354
     1,482,445       Federated International Capital Appreciation Fund, Class A                                           17,537,319
     3,012,298       Federated Mortgage Core Portfolio                                                                    29,851,877
       582,783       High Yield Bond Portfolio                                                                             4,056,170
                        TOTAL MUTUAL FUNDS (IDENTIFIED COST $48,403,620)                                                  53,263,720
                     REPURCHASE AGREEMENT--6.2%
    17,049,000       Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which Bank        17,049,000
                     of America N.A., will repurchase U.S. Government Agency securities with various maturities to
                     6/1/2035 for $4,600,682,333 on 3/1/2007. The market value of the underlying securities at the end of the period was $4,692,695,980. (AT COST)
                        TOTAL INVESTMENTS -99.0%                                                                         272,176,320
                        (IDENTIFIED COST $246,875,822)7
                        OTHER ASSETS AND LIABILITIES-NET-1.0%                                                              2,647,099
                        TOTAL NET ASSETS-100%                                                                          $ 274,823,419

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $4,742,473, which represented 1.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At February 28, 2007, these liquid restricted securities amounted to $4,742,473, which represented 1.7% of total net assets.

4    Discount rate at time of purchase.

5 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

6    Affiliated companies.

7 At February 28, 2007, the cost of investments for federal tax purposes was $247,057,214. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $25,119,106. This consists of net unrealized appreciation from investments for those securitites having an excess of value over cost of $26,769,668 and net unrealized depreciaiton from investments for those securities having an excess of cost over value of $1,650,562.


At February 28, 2007, the Fund had the following outstanding long futures contracts:

CONTRACTS1               NUMBER OF   NOTIONAL      EXPIRATION        UNREALIZED
                         CONTRACTS   VALUE         DATE            APPRECIATION/
                                                                    DEPRECIATION
S & P 500 Index          52          $18,315,700   March 2007         ($166,575)
 U.S. Treasury Notes
    10 Years             14          $ 1,520,313   June 2007             $12,411
 U.S. Treasury Notes
    5 Years              80          $ 8,476,248   June 2007             $55,286


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.



Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust
II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.






The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 MTN   --Medium Term Note
 PO    --Principal Only
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK AND BOND FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007